Vanguard Target Retirement 2055 Fund Average Annual Total Returns - Investor Prospectus [Member]	12 Months Ended		42 Months Ended	60 Months Ended		90 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025
Target Retirement 2055 Composite Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.49%			10.25%			11.34%
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.21%	17.21%	19.25%	13.28%	13.28%	14.25%	14.37%
Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.21%	7.21%	3.40%	(0.37%)	(0.37%)	1.81%	2.05%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	21.43%			9.96%			11.02%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	20.73%			8.94%			10.21%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.00%			7.63%			8.87%